Business (FY) (Details) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022 USD ($) OncologyPractice	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries in Consolidation [Abstract]
Number of oncology practices | OncologyPractice			24
Business Combination Agreement [Abstract]
Termination fees | $			$ 18.0
North Carolina [Member] | Location 12 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date					Apr. 01, 2020
Maryland [Member] | Location 13 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date					May 01, 2020
Maryland [Member] | Location 18 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date				Mar. 01, 2021
Virginia [Member] | Location 14 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date					May 01, 2020
Michigan [Member] | Location 15 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date					Jul. 01, 2020
Washington [Member] | Location 16 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date					Aug. 01, 2020
Washington [Member] | Location 20 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date				May 01, 2021
Arizona [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date		Jan. 01, 2022
Arizona [Member] | Location 19 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date				Apr. 01, 2021
Arizona [Member] | Location 22 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date				Nov. 01, 2021
Arizona [Member] | Location 23 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date			Jan. 01, 2022
Georgia [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date	[1]	Jan. 01, 2022
Georgia [Member] | Location 21 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date	[1]			Aug. 01, 2021
Georgia [Member] | Location 24 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date	[1]		Jan. 01, 2022
Georgia [Member] | Location 26 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date	[1]		Apr. 05, 2022
Georgia [Member] | Location 27 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date	[1]		May 01, 2022
Georgia [Member] | Location 28 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date	[1]		Sep. 20, 2022
Louisiana [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date	[1]	Jan. 17, 2022
Louisiana [Member] | Location 25 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date	[1]		Jan. 17, 2022
Georgia and South Carolina [Member] | Location 17 [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date					Sep. 01, 2020

[1]	The Company entered into affiliation agreements with the physicians for these respective practices. The Company evaluated each of the affiliation agreements and determined that the transactions did not represent a business combination.The Company entered into affiliation agreements with the physicians for these respective practices. The Company evaluated each of the affiliation agreements and determined that the transactions did not represent a business combination.